Segments - Schedule of Revenue from External Customers and Long-lived Assets, by Geographical Areas (Details) (USD $) In Millions, unless otherwise specified	4 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Jan. 31, 2013	Dec. 31, 2012
Successor [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 0	$ 4,361.7	$ 3,951.1
Long-lived assets		1,514.1	1,622.6
Successor [Member] | North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	0	1,307.8	1,165.4
Long-lived assets		481.4	483.8
Successor [Member] | EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	0	1,672.0	1,540.4
Long-lived assets		542.0	623.5
Successor [Member] | Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	0	715.0	593.7
Long-lived assets		234.3	218.1
Successor [Member] | Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	0	666.9	651.6
Long-lived assets		256.4	297.2
Successor [Member] | GERMANY
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets		302.8	348.1
Successor [Member] | CHINA
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets		189.4	167.5
Successor [Member] | Sales Revenue, Net [Member] | Geographic Concentration Risk [Member] | CANADA
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk, percentage	3.00%	3.00%	3.00%
Successor [Member] | Sales Revenue, Net [Member] | Geographic Concentration Risk [Member] | GERMANY
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk, percentage		10.00%	10.00%
Successor [Member] | Sales Revenue, Net [Member] | Geographic Concentration Risk [Member] | CHINA
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk, percentage		11.00%	10.00%
Predecessor [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales				326.2	4,219.4
Predecessor [Member] | North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales				81.6	1,238.6
Predecessor [Member] | EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales				141.0	1,675.4
Predecessor [Member] | Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales				51.7	595.0
Predecessor [Member] | Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales				$ 51.9	$ 710.4
Predecessor [Member] | Sales Revenue, Net [Member] | Geographic Concentration Risk [Member] | CANADA
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk, percentage				3.00%	3.00%
Predecessor [Member] | Sales Revenue, Net [Member] | Geographic Concentration Risk [Member] | GERMANY
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk, percentage				11.00%	16.00%
Predecessor [Member] | Sales Revenue, Net [Member] | Geographic Concentration Risk [Member] | CHINA
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk, percentage				11.00%	8.00%